Note 9 - Industry Segment Data - Segment Information (Details) - USD ($)	3 Months Ended								12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2019	Mar. 31, 2018
Net sales	$ 42,203,066	$ 43,326,080	$ 53,432,029	$ 48,193,318	$ 43,962,778	$ 28,033,521	$ 26,077,710	$ 23,083,269	$ 187,154,493	$ 121,157,278
Operating profit (loss)									6,383,442	5,739,688
Interest expense									(17,546)	(27,846)
Interest and other income									440,503	24,900
Earnings before income taxes									6,823,945	5,764,588
Identifiable assets	86,601,982				81,653,307				86,601,982	81,653,307
Depreciation									1,340,492	1,356,347
Capital expenditures									807,989	349,184
Coil [Member]
Net sales									124,555,478	90,132,804
Tubular [Member]
Net sales									62,599,015	31,024,474
Operating Segments [Member]
Operating profit (loss)									8,743,267	7,747,658
Identifiable assets	74,623,960				77,368,894				74,623,960	77,368,894
Operating Segments [Member] | Coil [Member]
Net sales									124,555,478	90,132,804
Operating profit (loss)									6,414,396	5,723,623
Identifiable assets	43,104,205				34,358,704				43,104,205	34,358,704
Depreciation									551,241	570,819
Capital expenditures									396,299	35,720
Operating Segments [Member] | Tubular [Member]
Net sales									62,599,015	31,024,474
Operating profit (loss)									2,328,871	2,024,035
Identifiable assets	31,519,755				43,010,190				31,519,755	43,010,190
Depreciation									782,327	779,590
Capital expenditures									377,400	306,310
Corporate, Non-Segment [Member]
General corporate expenses									(2,342,279)	(1,980,124)
Identifiable assets	$ 11,978,022				$ 4,284,413				11,978,022	4,284,413
Depreciation									6,924	5,938
Capital expenditures									$ 34,290	$ 7,154